Securities Sold Under Agreements To Repurchase And Collateral Pledged By Counterparties (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Securities Sold Under Agreements To Repurchase [Abstract]
Gross amounts of recognized liabilities	$ 338,133,000	$ 562,214,000
Gross amounts offset in the statement of Condition	0	0
Net amounts of liabilities presented in the Statement of Condition	338,133,000	562,214,000
Offsetting securities purchased under agreements to resell	(537,000)	(48,655,000)
Securities Collateral	(337,523,000)	(513,463,000)
Net amount	$ 73,000	$ 96,000